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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

            Report for the Calendar Year or Quarter Ended 6/30, 2001

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

  Salem Investment Counselors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  480 Shepherd Street                Winston-Salem          NC         27103
--------------------------------------------------------------------------------
Business Address      (Street)          (City)            (State)      (Zip)

  Dale M. Brown, Vice President                    336.768.7230
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------------------------------------------------------
                                   ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                      SEE 18 U.S.C. AND 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 30th day of April, 2001.


                                Salem Investment Counselors, Inc.
                               ------------------------------------------------
                                  (Name of Institutional Investment Manager)

                                /s/ DALE M. BROWN
                               ------------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:     Name:                   13F File No.:
----------------------- -------------     ----------------------- -------------

1.                                        6.
----------------------- -------------     ----------------------- -------------

2.                                        7.
----------------------- -------------     ----------------------- -------------

3.                                        8.
----------------------- -------------     ----------------------- -------------

4.                                        9.
----------------------- -------------     ----------------------- -------------

5.                                        10.
----------------------- -------------     ----------------------- -------------

FORM 13F
Name of Reporting Manager:  Salem Investment Counselors, Inc.


Item 1                                        Item 2        Item 3             Item 4                 Item 5
Name of Issuer                                Title of      Cusip              Fair Market            Shares of     (a) Sole
                                              Class         Number             Value                  Principal
                                                                                                      Amount
Abbott Labs                                   common        002824100          1,146,287              23,876          23,876
Abraxas Petroleum Corporation                 common        003830106            252,800              80,000          80,000
Acorn Fund                                    common        004851101          1,146,228              62,295          62,295
Agilent Technologies, Inc                     common        00846U101            253,045               7,786           7,786
Allmerica Financial Corporation               common        019754100            255,933               4,451           4,451
Amazon                                        common        023135106            212,250              15,000          15,000
American Capital Strategies                   common        024937104            280,600              10,000          10,000
American Gen Corp                             common        026351106            354,692               7,636           7,636
American Home Products                        common        026609107          2,657,851              45,480          45,480
American Int'l Group, Inc.                    common        026874107            458,294               5,329           5,329
AmSouth Bancorporation                        common        032165102            463,563              25,071          25,071
Annaly Mortgage Management, Inc.              common        035710409            342,750              25,000          25,000
AOL Time Warner                               common        02364J104          9,224,915             174,055         174,055
Apollo Group Inc Cl A                         common        037604105            318,375               7,500           7,500
Asia Tigers Fund, Inc.                        common        04516T105            525,083              77,675          77,675
AT&T Corp                                     common        001957109            558,426              25,383          25,383
AT&T Corp Liberty Media Grp Cl A              common        001957208          4,973,806             284,380         284,380
Automatic Data Processing                     common        053015103            548,688              11,040          11,040
Bank of America Corp.                         common        060505104         15,021,667             250,236         250,236
BB&T Corporation                              common        054937107          5,119,430             139,494         139,494
Bellsouth Corp                                common        079860102            203,927               5,064           5,064
Berkshire Hathaway, Inc. DEL CL B             common        084670207          7,217,400               3,138           3,138
Berkshire Hathaway, Inc. DEL CL A             common        084670108          1,318,600                  19              19
BNP Residential Property Inc                  common        096903109            565,065              56,450          56,450
BP Amoco PLC ADR                              common        055622104          1,049,492              21,053          21,053
Bristol Myers Squibb Co.                      common        110122108          1,361,683              26,036          26,036
Cable Design Technologies Corp                common        126924109            332,460              20,573          20,573
Callon Petroleum                              common        13123X102            899,723              75,926          75,926
Capital Bk Raleigh NC                         common        139808109            529,296              45,239          45,239
Capital One Financial Corp.                   common        14040H105          9,664,601             160,675         160,675

Item 1                                   Item 6              Item 7                       Item 8
Name of Issuer                           (b) Share Shared    Managers         (a) Sole    (b) Shared      (c) None
                                         as define Other     See Instr.
                                         in Instr. V.        V.
Abbott Labs                                     0               0               23,876         0             0
Abraxas Petroleum Corporation                   0               0               80,000         0             0
Acorn Fund                                      0               0               62,295         0             0
Agilent Technologies, Inc                       0               0                7,786         0             0
Allmerica Financial Corporation                 0               0                4,451         0             0
Amazon                                          0               0               15,000         0             0
American Capital Strategies                     0               0               10,000         0             0
American Gen Corp                               0               0                7,636         0             0
American Home Products                          0               0               45,480         0             0
American Int'l Group, Inc.                      0               0                5,329         0             0
AmSouth Bancorporation                          0               0               25,071         0             0
Annaly Mortgage Management, Inc.                0               0               25,000         0             0
AOL Time Warner                                 0               0              174,055         0             0
Apollo Group Inc Cl A                           0               0                7,500         0             0
Asia Tigers Fund, Inc.                          0               0               77,675         0             0
AT&T Corp                                       0               0               25,383         0             0
AT&T Corp Liberty Media Grp Cl A                0               0              284,380         0             0
Automatic Data Processing                       0               0               11,040         0             0
Bank of America Corp.                           0               0              250,236         0             0
BB&T Corporation                                0               0              139,494         0             0
Bellsouth Corp                                  0               0                5,064         0             0
Berkshire Hathaway, Inc. DEL CL B               0               0                3,138         0             0
Berkshire Hathaway, Inc. DEL CL A               0               0                   19         0             0
BNP Residential Property Inc                    0               0               56,450         0             0
BP Amoco PLC ADR                                0               0               21,053         0             0
Bristol Myers Squibb Co.                        0               0               26,036         0             0
Cable Design Technologies Corp                  0               0               20,573         0             0
Callon Petroleum                                0               0               75,926         0             0
Capital Bk Raleigh NC                           0               0               45,239         0             0
Capital One Financial Corp.                     0               0              160,675         0             0

Cardinal Health Inc.                          common        14149Y108         12,687,375             183,875         183,875
Chevron Corporation                           common        166751107            360,462               3,983           3,983
Cincinnati Financial Corp                     common        172062101            927,934              23,492          23,492
Cisco Systems Inc.                            common        17275R102          3,117,569             171,295         171,295
Citigroup Inc.                                common        172967101          7,432,844             140,667         140,667
Clayton Homes                                 common        184190106          5,544,821             352,724         352,724
Coca Cola Company                             common        191216100          3,160,350              70,230          70,230
Coddle Creek Financial Inc                    common        191891100          1,328,938              51,113          51,113
Comcast Corp Cl A SPL                         common        200300200            520,800              12,000          12,000
CommScope Inc                                 common        203372107          8,858,325             376,950         376,950
Community Bancshares Inc. SC                  common        20343F190          1,087,229              95,371          95,371
Corning Inc                                   common        219350105          1,742,285             104,266         104,266
Cousins Properties Inc                        common        222795106            402,750              15,000          15,000
Cree Inc.                                     common        225447101          1,776,814              67,960          67,960
CT Communication Cl B                         common        126426204            293,990              15,840          15,840
Cypress Semiconductor Corp                    common        232806109            209,880               8,800           8,800
Denbury Resources Inc                         common        247916208          1,497,185             159,275         159,275
Devon Energy Corp                             common        25179M103          2,339,138              44,555          44,555
Dimon, Inc.                                   common        254394109         12,886,450           1,288,645       1,288,645
Disney, Walt Company                          common        254687106          1,273,962              44,097          44,097
DNAPrint Genomics Inc                         common        23324Q103              1,725              25,000          25,000
Duke Energy Corp.                             common        264399106            281,496               7,216           7,216
Dupont de nemours E.I.                        common        263534109            435,993               9,038           9,038
EMC Corp. MASS                                common        268648102          4,248,388             146,244         146,244
Emerson Electric                              common        291011104            336,864               5,568           5,568
Exxon/Mobil Corporation                       common        302290101          4,058,543              46,463          46,463
Federal National Mortgage                     common        313586109            425,750               5,000           5,000
First Indl Relty Tr Inc                       common        32054K103            200,688               6,250           6,250
First Union Corporation                       common        337358105          1,856,816              53,143          53,143
Forest Oil Corp                               common        346091705            252,000               9,000           9,000
GPU, Inc.                                     common        36225X100            281,200               8,000           8,000
Gap Inc                                       common        364760108            266,800               9,200           9,200
General Electric                              common        369604103         11,285,430             231,496         231,496
Gillette Co.                                  common        375766102            588,497              20,300          20,300
Glaxo Smith Kline PLC                         common        37733W105            449,375               7,996           7,996
Great Lakes Chem. Corp.                       common        390568103            217,647               7,055           7,055
Guidant Corporation                           common        401698105          9,659,880             268,330         268,330

Cardinal Health Inc.                            0               0              183,875         0             0
Chevron Corporation                             0               0                3,983         0             0
Cincinnati Financial Corp                       0               0               23,492         0             0
Cisco Systems Inc.                              0               0              171,295         0             0
Citigroup Inc.                                  0               0              140,667         0             0
Clayton Homes                                   0               0              352,724         0             0
Coca Cola Company                               0               0               70,230         0             0
Coddle Creek Financial Inc                      0               0               51,113         0             0
Comcast Corp Cl A SPL                           0               0               12,000         0             0
CommScope Inc                                   0               0              376,950         0             0
Community Bancshares Inc. SC                    0               0               95,371         0             0
Corning Inc                                     0               0              104,266         0             0
Cousins Properties Inc                          0               0               15,000         0             0
Cree Inc.                                       0               0               67,960         0             0
CT Communication Cl B                           0               0               15,840         0             0
Cypress Semiconductor Corp                      0               0                8,800         0             0
Denbury Resources Inc                           0               0              159,275         0             0
Devon Energy Corp                               0               0               44,555         0             0
Dimon, Inc.                                     0               0            1,288,645         0             0
Disney, Walt Company                            0               0               44,097         0             0
DNAPrint Genomics Inc                           0               0               25,000         0             0
Duke Energy Corp.                               0               0                7,216         0             0
Dupont de nemours E.I.                          0               0                9,038         0             0
EMC Corp. MASS                                  0               0              146,244         0             0
Emerson Electric                                0               0                5,568         0             0
Exxon/Mobil Corporation                         0               0               46,463         0             0
Federal National Mortgage                       0               0                5,000         0             0
First Indl Relty Tr Inc                         0               0                6,250         0             0
First Union Corporation                         0               0               53,143         0             0
Forest Oil Corp                                 0               0                9,000         0             0
GPU, Inc.                                       0               0                8,000         0             0
Gap Inc                                         0               0                9,200         0             0
General Electric                                0               0              231,496         0             0
Gillette Co.                                    0               0               20,300         0             0
Glaxo Smith Kline PLC                           0               0                7,996         0             0
Great Lakes Chem. Corp.                         0               0                7,055         0             0
Guidant Corporation                             0               0              268,330         0             0

Harley Davidson                               common        412822108            250,466               5,320           5,320
Hewlett Packard                               common        428236103          6,757,293             236,269         236,269
Highwood Properties  Inc REIT                 common        431284108            823,485              30,900          30,900
Home Depot, Inc.                              common        437076102            814,997              17,508          17,508
Houston Exploration Co                        common        442120101          1,019,844              32,635          32,635
Hubbell Inc. Class B                          common        443510201            723,724              24,956          24,956
Innes Street Financial Corp                   common        45768F103            172,200              15,000          15,000
Intel Corp                                    common        458140100          8,271,081             282,772         282,772
International Business Machines               common        459200101          1,024,910               9,070           9,070
Intervoice Brite, Inc                         common        461142101            165,000              15,000          15,000
IRT Properties Company                        common        450058102          1,273,302             116,924         116,924
JDS Uniphase Corporation                      common        46612J101            393,261              30,844          30,844
Jefferson Pilot Corp                          common        475070108            906,628              18,763          18,763
Johnson & Johnson                             common        478160104          1,301,400              26,028          26,028
Kaufman & Broad Home Corp                     common        48666K109            527,975              17,500          17,500
Koninklijke Philips Electronics NV            common        718337540          5,107,703             193,254         193,254
Krispy Kreme Doughnuts                        common        501014104            372,000               9,300           9,300
Kroger Company                                common        501044101            500,000              20,000          20,000
KS Bancorp                                    common        48266R108          1,006,635              57,522          57,522
Latin American Discovery Fund                 common        51828C106            190,792              18,434          18,434
Liberty Acorn Trust                           common        53015P817            904,133              45,411          45,411
Lilly, Eli & Co.                              common        532457108            625,300               8,450           8,450
Louis Dreyfus Natural Gas Co                  common        546011107          5,344,248             153,350         153,350
Lowes Companies Inc.                          common        548661107          6,969,661              96,067          96,067
Lucent Technologies                           common        549463107             71,846              11,588          11,588
Martin Marietta Materials                     common        573284106          7,760,032             156,800         156,800
Maxim Integrated Products                     common        57772K101            203,410               4,601           4,601
McDonalds Corporation                         common        580135101            732,677              27,076          27,076
Medtronics, Inc.                              common        585055106            885,094              19,237          19,237
Mellon Financial Corp                         common        58551A108          1,048,554              23,400          23,400
Merck & Co.                                   common        589331107         12,120,787             189,654         189,654
Methode Electronics, Inc. Class A             common        591520200            154,800              18,000          18,000
Microsoft Corporation                         common        594918104         20,066,132             276,393         276,393
Minnesota Mining & Mfg.                       common        604059105          7,189,783              63,013          63,013
Morgan, JP & Co.                              common        616880100            779,519              17,478          17,478
National Commerce Bancorp                     common        63545P104          2,163,617              88,782          88,782
New York Times Cl A                           common        650111107            542,640              12,920          12,920

Harley Davidson                                 0               0                5,320         0             0
Hewlett Packard                                 0               0              236,269         0             0
Highwood Properties  Inc REIT                   0               0               30,900         0             0
Home Depot, Inc.                                0               0               17,508         0             0
Houston Exploration Co                          0               0               32,635         0             0
Hubbell Inc. Class B                            0               0               24,956         0             0
Innes Street Financial Corp                     0               0               15,000         0             0
Intel Corp                                      0               0              282,772         0             0
International Business Machines                 0               0                9,070         0             0
Intervoice Brite, Inc                           0               0               15,000         0             0
IRT Properties Company                          0               0              116,924         0             0
JDS Uniphase Corporation                        0               0               30,844         0             0
Jefferson Pilot Corp                            0               0               18,763         0             0
Johnson & Johnson                               0               0               26,028         0             0
Kaufman & Broad Home Corp                       0               0               17,500         0             0
Koninklijke Philips Electronics NV              0               0              193,254         0             0
Krispy Kreme Doughnuts                          0               0                9,300         0             0
Kroger Company                                  0               0               20,000         0             0
KS Bancorp                                      0               0               57,522         0             0
Latin American Discovery Fund                   0               0               18,434         0             0
Liberty Acorn Trust                             0               0               45,411         0             0
Lilly, Eli & Co.                                0               0                8,450         0             0
Louis Dreyfus Natural Gas Co                    0               0              153,350         0             0
Lowes Companies Inc.                            0               0               96,067         0             0
Lucent Technologies                             0               0               11,588         0             0
Martin Marietta Materials                       0               0              156,800         0             0
Maxim Integrated Products                       0               0                4,601         0             0
McDonalds Corporation                           0               0               27,076         0             0
Medtronics, Inc.                                0               0               19,237         0             0
Mellon Financial Corp                           0               0               23,400         0             0
Merck & Co.                                     0               0              189,654         0             0
Methode Electronics, Inc. Class A               0               0               18,000         0             0
Microsoft Corporation                           0               0              276,393         0             0
Minnesota Mining & Mfg.                         0               0               63,013         0             0
Morgan, JP & Co.                                0               0               17,478         0             0
National Commerce Bancorp                       0               0               88,782         0             0
New York Times Cl A                             0               0               12,920         0             0

Newell Rubbermaid, Inc.                       common        651229106            341,360              13,600          13,600
Nextel Communications                         common        65332V103            707,000              40,400          40,400
Nokia Corp.                                   common        654902204          4,791,165             217,385         217,385
North Fork Bancorporation                     common        659424105            249,457               8,047           8,047
Oracle Corp                                   common        68389X105            594,890              31,310          31,310
Peoples Bancorp NC                            common        710577107            474,903              29,589          29,589
Pepsico, Inc.                                 common        713448108         13,914,204             314,801         314,801
Pfizer, Inc.                                  common        717081103          2,888,046              72,111          72,111
Pharmacia Corp                                common        71713U102            354,412               7,713           7,713
Pharmanetics, Inc.                            common        71713J107          4,268,395             406,127         406,127
Philip Morris Cos. Inc.                       common        718154107          1,288,949              25,398          25,398
Polaris Industries Inc                        common        731068102            274,800               6,000           6,000
Post PPTYS, Inc.                              common        737464107            666,160              17,600          17,600
Proctor & Gamble                              common        742718109          2,069,098              32,431          32,431
Quitman Bancorp                               common        748803103            103,540              12,400          12,400
Reliant Energy Inc                            common        75952J108            200,346               6,220           6,220
Remington Oil & Gas Co                        common        759594302          1,344,250              70,750          70,750
Sara Lee Corporation                          common        803111103            733,433              38,724          38,724
Scana Corporation                             common        80589M102            261,110               9,194           9,194
Schering-Plough Corp                          common        806605101            886,974              24,475          24,475
Sealed Air Corp.                              common        12211K100            363,188               9,750           9,750
ServiceMaster Co.                             common        81760N109          4,758,492             396,541         396,541
Sonoco Products                               common        835495102          3,321,604             133,505         133,505
Southcoast Financial Corp                     common        84129R100            205,700              24,200          24,200
Southern Community Bank/Trust                 common        842630105            412,702              57,640          57,640
Southern Financial Bancorp                    common        842870107          3,144,231             124,524         124,524
Spherion Corporation                          common        848420105            103,910              11,610          11,610
Suiza Foods Corporation                       common        865077101          1,327,500              25,000          25,000
Sun Microsystems, Inc.                        common        866810104            993,740              63,215          63,215
Suntrust Banks, Inc.                          common        867914103            281,534               4,346           4,346
Sysco Corporation                             common        871829107         14,483,168             533,450         533,450
Target Corporation                            common        87612E106            221,232               6,394           6,394
TCF Financial Corp                            common        872275102            629,260              13,588          13,588
Terra Industries                              common        880915103            104,575              26,814          26,814
Trex Inc                                      common        89531P105            537,075              27,900          27,900
Tri Continental Corp                          common        895436103            245,130              11,260          11,260
Triad Guaranty Inc.                           common        895925105         29,687,640             742,191         742,191


Newell Rubbermaid, Inc.                         0               0               13,600         0             0
Nextel Communications                           0               0               40,400         0             0
Nokia Corp.                                     0               0              217,385         0             0
North Fork Bancorporation                       0               0                8,047         0             0
Oracle Corp                                     0               0               31,310         0             0
Peoples Bancorp NC                              0               0               29,589         0             0
Pepsico, Inc.                                   0               0              314,801         0             0
Pfizer, Inc.                                    0               0               72,111         0             0
Pharmacia Corp                                  0               0                7,713         0             0
Pharmanetics, Inc.                              0               0              406,127         0             0
Philip Morris Cos. Inc.                         0               0               25,398         0             0
Polaris Industries Inc                          0               0                6,000         0             0
Post PPTYS, Inc.                                0               0               17,600         0             0
Proctor & Gamble                                0               0               32,431         0             0
Quitman Bancorp                                 0               0               12,400         0             0
Reliant Energy Inc                              0               0                6,220         0             0
Remington Oil & Gas Co                          0               0               70,750         0             0
Sara Lee Corporation                            0               0               38,724         0             0
Scana Corporation                               0               0                9,194         0             0
Schering-Plough Corp                            0               0               24,475         0             0
Sealed Air Corp.                                0               0                9,750         0             0
ServiceMaster Co.                               0               0              396,541         0             0
Sonoco Products                                 0               0              133,505         0             0
Southcoast Financial Corp                       0               0               24,200         0             0
Southern Community Bank/Trust                   0               0               57,640         0             0
Southern Financial Bancorp                      0               0              124,524         0             0
Spherion Corporation                            0               0               11,610         0             0
Suiza Foods Corporation                         0               0               25,000         0             0
Sun Microsystems, Inc.                          0               0               63,215         0             0
Suntrust Banks, Inc.                            0               0                4,346         0             0
Sysco Corporation                               0               0              533,450         0             0
Target Corporation                              0               0                6,394         0             0
TCF Financial Corp                              0               0               13,588         0             0
Terra Industries                                0               0               26,814         0             0
Trex Inc                                        0               0               27,900         0             0
Tri Continental Corp                            0               0               11,260         0             0
Triad Guaranty Inc.                             0               0              742,191         0             0

Tribune Co                                    common        896047107         11,674,278             291,784         291,784
Tricon Global Restaurants Inc                 common        895953107          2,040,604              46,483          46,483
Tyco International Ltd                        common        902124106          1,649,200              30,255          30,255
Unifirst Corporation - Mass                   common        904708104            668,800              35,200          35,200
Union Planters Corp                           common        908068109            235,396               5,399           5,399
US Bancorp Del                                common        911596104          1,136,355              49,862          49,862
VF Corporation                                common        918204108          2,844,734              78,195          78,195
Wachovia Corporation                          common        929771103          2,624,012              36,880          36,880
Wallace Computer Service                      common        932270101          2,698,666             163,160         163,160
Wal-Mart Stores                               common        931142103          1,703,413              34,906          34,906
Waste Management Inc                          common        94106L109          2,608,143              84,625          84,625
Weingarten Realty                             common        948741103            467,003              10,650          10,650
Wells Fargo & Co                              common        949740104            234,750               5,056           5,056
Williams Companies                            common        969457100            248,179               7,532           7,532
Williams Communications Group                 common        969455104             49,177              16,670          16,670

Grand Total 6/30/01                                                          396,833,935



Tribune Co                                      0               0              291,784         0             0
Tricon Global Restaurants Inc                   0               0               46,483         0             0
Tyco International Ltd                          0               0               30,255         0             0
Unifirst Corporation - Mass                     0               0               35,200         0             0
Union Planters Corp                             0               0                5,399         0             0
US Bancorp Del                                  0               0               49,862         0             0
VF Corporation                                  0               0               78,195         0             0
Wachovia Corporation                            0               0               36,880         0             0
Wallace Computer Service                        0               0              163,160         0             0
Wal-Mart Stores                                 0               0               34,906         0             0
Waste Management Inc                            0               0               84,625         0             0
Weingarten Realty                               0               0               10,650         0             0
Wells Fargo & Co                                0               0                5,056         0             0
Williams Companies                              0               0                7,532         0             0
Williams Communications Group                   0               0               16,670         0             0
